Kelly Strategic ETF Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 5, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street N.E.
Washington, D.C. 20549

Re:    Kelly Strategic ETF Trust (the “Trust”)

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, transmitted herewith is the registration statement for Kelly Strategic ETF Trust, a new multiple series exchange-traded fund trust administered by U.S. Bank Global Fund Services. The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

If you have any questions or require further information, please contact the undersigned at (520) 260-1845.
Sincerely,
/s/ Ryan Charles

Ryan Charles
For U.S. Bank Global Fund Services

cc: Eric Simanek, Sullivan & Worcester LLP